ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable and the allowance for doubtful debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Accounts receivable	¥ 1,897,111	$ 275,055	¥ 1,504,669
Notes receivable	1,151	167	948
Allowance for doubtful debt	(134,569)	(19,511)	(99,620)	$ (14,444)	¥ (68,921)	¥ (67,828)
Accounts and notes receivable, net	¥ 1,763,693	$ 255,711	¥ 1,405,997